Securities (Tables)	12 Months Ended
Dec. 31, 2021
Securities
Summary of securities

	12/31/2021	12/31/2020
Fair value through other comprehensive income - FVOCI
Financial Treasury Letters (LFT)	6,201,734	2,675,250
Debentures	440,093	98,303
Certificates of real estate receivables	307,667	197,703
Real Estate Credit Letters (LCI)	—	3,656
Agribusiness Credit Letters (LCA)	—	1,573
Investment fund quotas	13,719	268,055
Financial Letters	56,439	109,173
Bank Deposits Certificates	—	10,609
Certificate of Agribusiness Receivables	—	8,289
National Treasury Bonds (NTN)	3,675,236	1,919,303
National Finacial Treasury Letters (LTN)	412,963	—
Commercial Promissory Note	30,087	—
Subtotal	11,137,938	5,291,914

Amortized cost
Debentures	185,571	297,881
Financial Letters	11,676	18,348
National Treasury Bonds (NTN)	606,260	—
Rural Product Bill	28,075	—
Certificates of Real Estate Receivables	11,353	—
Expected loss	(1,602)	(759)
Subtotal	841,333	315,470

Fair value through profit or loss - FVTPL
Investment fund quotas	298,991	182,209
Certificates of real estate receivables	41,579	3,061
Certificate of Agribusiness Receivables	10,648	265
Debentures	273,716	19,703
Financial Treasury Letters (LFT)	65,729	—
Bank Deposit Certificates	25,092	—
Agribusiness Credit Letters (LCA)	14,552	—
Real Estate Credit Letters (LCI)	7,322	—
National Treasury Bonds (NTN)	403	—
Financial Letters	40,384	—
Subtotal	778,417	205,238

Total	12,757,687	5,812,622

Summary of income from securities

	2021	2020	2019
Interest income - FVOCI	741,104	42,442	48,399
Fair value gains / losses realized - FVOCI	(80,519)	(49,552)	831
Interest income - Amortized cost	143,783	17,149	2,866
Fair value changes, net - FVTPL	(58,754)	2,021	10,422
Total	745,613	12,060	62,518

Summary of carrying amount of securities by maturity

	12/31/2021
	Up to 3	From to 3 to	1 year to 3	From 3 to 5	Above 5	Accounting
	months	12 months	years	years	years	balance
Securities - FVOCI
Financial Treasury Letters (LFT)	70,669	129,144	781,179	1,400,473	3,820,269	6,201,734
Debentures	—	2,591	78,600	172,128	186,774	440,093
Certificates of real estate receivables	—	—	49,524	50,293	207,850	307,667
Investment fund quotas	13,719	—	—	—	—	13,719
Financial Letters	—	—	13,089	14,686	28,664	56,439
Certificate of Agribusiness Receivables	—	—	—	—	—	—
National Treasury Bonds (NTN)	—	—	—	150,298	3,524,938	3,675,236
Letters National Treasury Bills (LTN)	—	—	101,491	311,472	—	412,963
Real Estate Credit Letters (LCI)	—	—	—	—	—	—
Bank Deposits Certificates	—	—	—	—	—	—
Agribusiness Credit Letters (LCA)	—	—	—	—	—	—
Commercial Promisory Notes	—	—	—	30,087	—	30,087

Securities - Amortized cost
Debentures	—	35,186	124,940	24,989	—	185,115
Financial Letters	—	11,669	—	—	—	11,676
National Treasury Bonds (NTN)	—	—	—	—	605,120	605,120
Certificates of Real Estate Receivables	11,353	—	—	—	—	11,353
Rural Product Bill	—	13,016	15,059	—	—	28,075

Securities - FVTPL
Investment fund quotas	298,992	—	—	—	—	298,991
Certificates of real estate receivables	7,694	2,311	13,683	7,310	10,581	41,579
Shares in publicly listed companies	—	—	—	—	—	—
Debentures	16,690	103	42,542	127,525	86,856	273,716
Financial Treasury Letters (LFT)	22,752	—	18,127	14,782	10,068	65,729
National Financial Treasury Letters (LTN)	403	—	—	—	—	403
Letters National Treasury Bills (LTN)	—	—	—	—	—	—
Financial Letters	—	1,146	31,224	3,248	4,766	40,384
Bank deposit certificates	265	7,860	14,260	1,507	1,200	25,092
Certificates of Agricultural Receivables	10,648	—	—	—	—	10,648
Agricultural Credit Letters (LCA)	14,552	—	—	—	—	14,552
Real estate letters of credit (LCI)	6,772	353	197	—	—	7,322
Total securities	474,509	203,379	1,283,915	2,308,798	8,487,086	12,757,687

	12/31/2020
	Up to 3	From to 3	1 year to 3	From 3 to 5	Above 5	Accounting
	months	to 12 months	years	years	years	balance
Securities - FVOCI
Financial Treasury Letters (LFT)	—	36,186	1,277,359	145,314	1,215,632	2,674,491
Debentures	—	5	6,365	61,162	30,771	98,303
Certificates of real estate receivables	—	38,893	3,721	132,333	22,756	197,703
Real Estate Credit Letters (LCI)	2,646	382	628	—	—	3,656
Agribusiness Credit Letters (LCA)	1	14	893	387	278	1,573
Investment fund quotas	10,615	42,114	21,502	—	193,824	268,055
Financial Letters	—	—	—	16,937	92,236	109,173
Bank Deposits Certificates	1,456	1,585	3,550	577	3,441	10,609
Certificate of Agribusiness Receivables	—	3,273	3,143	1,319	554	8,289
National Treasury Bonds (NTN)	—	—	0	474	1,918,829	1,919,303

Securities - Amortized cost
Debentures	—	30,458	193,533	73,890	—	297,881
Financial Letters	—	7,207	11,141	—	—	18,348
Securities - FVTPL
Investment fund quotas	182,209	—	—	—	—	182,209
Certificates of real estate receivables	—	983	778	1,300	—	3,061
Certificate of Agribusiness Receivables	—	—	83	—	182	265
Debentures	—	256	1,306	2,963	15,178	19,703
Financial Treasury Letters (LFT)	—	—	—	—	—	—
Bank Deposit Certificates	—	—	—	—	—	—
Agribusiness Credit Letters (LCA)	—	—	—	—	—	—
Real Estate Credit Letters (LCI)	—	—	—	—	—	—
Total securities	196,927	161,356	1,524,002	436,656	3,493,681	5,812,622